Summary of Warrants (Details) - Warrant [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants, Balance outstanding	2,059,334	2,232,038	433,753
Weighted Average Exercise Price, Balance outstanding	$ 9.18	$ 14.66	$ 8.84
Warrants granted	21,206	91,611	1,798,285
Weighted Average Exercise Price, granted	$ 3.20	$ 11.78	$ 16.06
Warrants exercised	(19,255)	(264,315)
Weighted Average Exercise Price, exercised	$ 5.90	$ 5.90
Warrants expired or forfeited	(8,483)
Weighted Average Exercise Price, expired or forfeited	$ 3.20
Warrants, Balance outstanding	2,052,802	2,059,334	2,232,038
Weighted Average Exercise Price, Balance outstanding	$ 6.06	$ 9.18	$ 14.66
Warrants, Balance exercisable	2,052,802	2,059,334
Weighted Average Exercise Price, Balance exercisable	$ 6.06	$ 9.18